Financial instruments	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Financial instruments
29.	Financial instruments

(1) Capital management

Amid market innovation brought about by the fourth industrial revolution, the Group decided to conduct the business integration between Alps and Alpine. The Group aims to keep contributing to people’s lives in the areas of electronics and communications by focusing on the electronic components business and the automotive infotainment business and to significantly transform itself into a sustainable value-creating corporate group with net sales of one trillion yen on a Japanese GAAP basis. To meet this objective, the Group believes that it is important to first secure a sound financial base, and then to pursue the maximization and sustainable increase of its corporate value, which are to be achieved through the dual pillars of investment in sustainable growth and capital efficiency improvements.

Based on the above, the Group reviews the appropriate capital level against medium- to long-term growth strategies in a timely manner, taking into account the following points:

a)	Maintain a financial position that can withstand rapid changes in the business environment and any unforeseen economic crisis in the future;
b)	Maintain a rating necessary to engage in business worldwide; and
c)	Secure capital necessary to sustain the medium- to long-term growth.

The measures the Group focuses on for capital management purposes are equity ratio and interest-bearing debt.

The following table provides details of such measures as of March 31, 2018 and 2019:

	(Millions of yen)

	As of March 31
	2018	2019
Total equity	425,797	411,066
Total assets	701,187	711,328

Equity ratio	0.61	0.58

Borrowings	70,270	108,630
Finance lease obligations	2,536	3,055

Interest-bearing debt	72,806	111,685

The measures are reported to and monitored by management regularly.

The Group is not subject to any particularly significant capital requirements, other than general rules such as those specified in the Companies Act of Japan.

(2) Basic policy on financial risk management

The Group is exposed to financial risks such as market risk (mainly foreign exchange risk and interest rate risk), credit risk and liquidity risk from its underlying business activities. The Group adopts necessary policies to avoid or mitigate such risks.

Under the Group policy, derivative transactions that are speculative or targeted for short-term trading gains are prohibited, and only transactions for financial risk management purposes are permitted.

(3) Credit risk

(a) Credit risk management and maximum exposure to credit risk

Credit risk refers to the risk of a counterparty failing to fulfill contractual obligations, which would result in a financial loss for the Group. Financial instruments that expose the Group to credit risk consist of trade and other receivables and other financial assets. In accordance with the Company’s credit control rules, the related Sales Department manager monitors credit limit of major customers, and the Credit Control Department assesses the financial conditions of the customers periodically. Receivables are considered to be in default, partially or fully, when it is determined that they are uncollectible or will be difficult to collect.

The Company determines there has been a significant increase in credit risk of financial assets since initial recognition in cases where the cash collection of the financial assets is delayed and this delay is not due to a temporary cash shortage of the counterparty.

Monitoring includes periodic review of balances and due dates for each major customer and review of the respective credit limit, for the purpose of early detection of doubtful accounts due to deteriorated financial conditions of the customers and to mitigate credit risk. The Company’s subsidiaries implement the same controls as the Company’s credit control rules.

Derivative transactions to mitigate foreign exchange rates are entered into with highly creditworthy financial institutions. As such, the impact on credit risk is limited.

(i) Responses to risks owned by the Group—Measurement of expected credit losses on trade receivables

Receivables held by the Group are due from various counterparties, mainly in the electronics and automotive industries and across various geographic regions. Accordingly, the Group does not have significant concentration of credit risk related to particular counterparties or any other excessive concentration of credit risk requiring special attention. As trade receivables do not contain a significant financing component, the Group measures loss allowances at an amount equal to the lifetime expected credit losses until the trade receivables are recovered. As trade receivables comprise a number of customers, the Group measures expected credit loss collectively by grouping those receivables and considering historical credit loss experience. When those receivables are affected by material economic changes, the provision rate calculated based upon the historical credit loss experience is adjusted to reflect current and future economic prospects.

Even when a late payment or request for grace period arises, the Group does not regard the related receivable as past due if such late payment or request for grace period is judged to be attributable to a temporary cash shortage, the risk of default is considered to be low and the debtors are evaluated to have sufficient ability to fulfill their contractual cash flow obligations in the near future.

(ii) Responses to risks owned by the Group—Measurement of expected credit losses on other receivables

When credit risk related to other receivables has not increased significantly since initial recognition of the other receivables at the end of the reporting period, the Group determines the amount of loss allowances by estimating the 12-months expected credit losses collectively based upon historical credit loss experience. When those receivables are affected by material economic changes, the provision rate calculated based upon the historical credit loss experience is adjusted to reflect current and future economic prospects.

When there has been a significant increase in credit risk since initial recognition as of the end of the fiscal year, the Group estimates the lifetime credit losses individually and measures the amount of loss allowances based upon historical credit loss experience and future recoverable amount.

The Group’s maximum exposure to credit risk equals the carrying amounts of the financial assets, net of loss allowances, as presented on the consolidated statements of financial position.

(b) Changes in loss allowances

Changes in the balances of loss allowances for the years ended March 31, 2018 and 2019 were as follows:

For the year ended March 31, 2018

	(Millions of yen)
		Lifetime expected credit loss
	12-month expected credit loss	Financial assets that are credit-impaired at the reporting date	Financial assets for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets	Financial assets for which the allowance for doubtful accounts is always measured at an amount equal to lifetime expected credit loss	Total
Balance at beginning of year	6	2,909	—	297	3,212
Provision	17	30	—	299	346
Write-off	—	(1)	—	(31)	(32)
Reversal	(3)	(215)	—	(182)	(400)
Currency exchange differences	0	(1)	—	10	9

Balance at end of year	20	2,722	—	393	3,135

For the year ended March 31, 2019

	(Millions of yen)

		Lifetime expected credit loss
	12-month expected credit loss	Financial assets that are credit-impaired at the reporting date	Financial assets for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets	Financial assets for which the allowance for doubtful accounts is always measured at an amount equal to lifetime expected credit loss	Total
Balance at beginning of year	20	2,722	—	393	3,135
Provision	1	832	—	164	997
Write-off	—	(65)	—	(27)	(92)
Reversal	(6)	(2,647)	—	(242)	(2,895)
Currency exchange differences	—	—	—	(5)	(5)

Balance at end of year	15	842	—	283	1,140

(c) Carrying amounts of financial assets related to loss allowances

The carrying amounts of financial assets related to loss allowances as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
12-month expected credit loss	6,877	6,229
Financial assets that are credit-impaired at the reporting date	2,735	807
Financial assets for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets	—	—
Financial assets for which the allowance for doubtful accounts is always measured at an amount equal to lifetime expected credit loss	161,652	156,803

(d) Credit risk analysis

Aging of trade receivables and lease receivables that are not credit impaired as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Current	152,089	139,400
Past due within 30 days	6,186	10,576
Past due between 31 and 90 days	1,483	4,562
Past due over 90 days	1,894	2,265

Total	161,652	156,803

(4) Liquidity risk

(a) Liquidity risk management

The Company manages liquidity risk by preparing cash flow plans, which are revised on a regular basis based on the business plan, as well as through maintaining a certain minimum level of liquidity. The Company’s subsidiaries also manage liquidity risk in the same manner. The Company has also entered into syndicated committed credit line agreements with banks to manage its liquidity risk. The Company and its subsidiaries maintained committed credit lines of 40,000 million yen as of March 31, 2018 and 2019. The amounts of undrawn committed borrowing facilities are short-term borrowings of 39,100 million yen and 40,000 million yen as of March 31, 2018 and 2019, respectively.

(b) Maturities of financial liabilities

The maturities of financial liabilities as of March 31, 2018 and 2019 were as follows:

Balance as of March 31, 2018

	(Millions of yen)

	Carrying amount	Contractual cash flows	Within 1 year	Over 1 year but no later than 2 years	Over 2 years but no later than 3 years	Over 3 years but no later than 4 years	Over 4 years but no later than 5 years	More than 5 years
Non-derivative financial liabilities:
Trade and other payables	121,931	121,931	121,931	—	—	—	—	—
Borrowings	70,270	70,704	36,850	6,924	24,423	1,505	1,002	—
Finance lease obligations	2,536	3,035	657	491	273	221	191	1,202
Deposits received	2,501	2,501	1,982	7	8	7	—	497

Subtotal	197,238	198,171	161,420	7,422	24,704	1,733	1,193	1,699

Derivative liabilities	2	2	2	—	—	—	—	—

Total	197,240	198,173	161,422	7,422	24,704	1,733	1,193	1,699

Balance as of March 31, 2019

	(Millions of yen)

	Carrying amount	Contractual cash flows	Within 1 year	Over 1 year but no later than 2 years	Over 2 years but no later than 3 years	Over 3 years but no later than 4 years	Over 4 years but no later than 5 years	More than 5 years
Non-derivative financial liabilities:
Trade and other payables	112,951	112,951	112,951	—	—	—	—	—
Borrowings	108,630	109,892	36,380	30,721	1,612	11,106	30,073	—
Finance lease obligations	3,055	3,795	662	506	445	415	400	1,367
Deposits received	2,016	2,016	1,402	188	5	7	—	414

Subtotal	226,652	228,654	151,395	31,415	2,062	11,528	30,473	1,781

Derivative liabilities	158	158	158	—	—	—	—	—

Total	226,810	228,812	151,553	31,415	2,062	11,528	30,473	1,781

(5) Market risk

The Group’s market risk primarily consists of currency risk and interest rate risk. The objective of market risk management is to manage and control market risk exposure within acceptable parameters.

(a) Currency risk

Currency exchange risk management

Trade receivables and trade payables denominated in foreign currency arising from overseas businesses are exposed to foreign currency risk. The Group’s foreign exchange risk arises mainly from US dollar and Euro fluctuations. The Group implements continuous monitoring of the exchange rates movements and management of foreign exchange exposures to manage currency risk. The Group utilizes forward exchange contracts to mitigate the currency risk.

Sensitivity analysis for currency exchange rates

For financial assets and liabilities held by the Group as of March 31, 2018 and 2019, the impact on profit before income taxes had the Japanese Yen appreciated 1% against the US dollar and Euro, assuming all other variables are held at a constant, was as follows:

	(Millions of yen)

		For the year ended March 31
	Currency	2018	2019
Impact on profit before income taxes	US dollar	(297)	(331)
	Euro	(40)	(73)

The above analysis does not include financial assets and liabilities denominated in the functional currency and the effect of translating assets and liabilities of foreign operations into Japanese Yen.

(b) Interest rate risk

Interest rate risk management

The Group is financed by borrowings, some of which bear variable interests and expose the Group to interest rate risk. To mitigate this risk, the Group enters into interest rate swap contracts for those floating rate borrowings with a variable interest rate in order to fix the interest expense.

Sensitivity analysis for interest rates

For floating rate borrowings held by the Group as of March 31, 2018 and 2019, the impact on profit before income taxes had the interest rate increased by 1%, assuming all other variables are held at a constant, was as follows:

	(Millions of yen)

	For the year ended March 31
	2018	2019
Impact on profit before income taxes	(498)	(791)

(6) Fair values of financial instruments

The carrying amounts and fair values of financial instruments as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018		2019
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings	70,270	70,338	108,630	108,586

For financial liabilities in the above table, the fair value is calculated based on the discounted value of contractual cash flows. The fair values are considered to be Level 3 in the fair-value hierarchy. The calculation is performed by the Company reflecting the nature of assets or liabilities, characteristics and risks of individual assets or liabilities.

Management assessed that the fair values of financial assets and liabilities with maturities of less than one year, other than derivatives, approximate their carrying amounts due to the short-term maturities of these instruments.

As of March 31, 2018 and 2019, there are no significant variances between the fair value and the carrying amount of long-term loan receivables and long-term deposits received.

(7) Fair value hierarchy of financial instruments

Financial instruments subsequently measured at fair value after initial recognition on a recurring basis are classified into the following three levels of the fair value hierarchy, based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety.

Level 1: Fair value measured by quoted prices in active markets for identical assets or liabilities

Level 2: Fair value measured by direct or indirect observable inputs other than Level 1

Level 3: Fair value measured by significant unobservable inputs

The Group recognizes transfers into and transfers out of fair value hierarchy levels as of the date of the event or change in circumstances that caused the transfer. For the years ended March 31, 2018 and 2019, there were no transfers between Level 1 and Level 2 and no transfers in and out of Level 3.

The following tables present the levels at which the fair values measured on a recurring basis are classified as of March 31, 2018 and 2019:

As of March 31, 2018

	(Millions of yen)

	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets measured at fair value through other comprehensive income:
Equity securities	41,865	—	11,016	52,881
Financial assets measured at fair value through profit or loss:
Derivative assets	—	680	—	680

Total	41,865	680	11,016	53,561

Financial liabilities
Financial liabilities measured at fair value through profit or loss:
Derivative liabilities	—	2	—	2

Total	—	2	—	2

As of March 31, 2019

	(Millions of yen)

	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets measured at fair value through other comprehensive income:
Equity securities	37,624	—	18,112	55,736
Financial assets measured at fair value through profit or loss:
Derivative assets	—	34	—	34

Total	37,624	34	18,112	55,770

Financial liabilities
Financial liabilities measured at fair value through profit or loss:
Derivative liabilities	—	158	—	158

Total	—	158	—	158

The fair values of listed equity securities traded in active markets are calculated based on directly observable market values, and as such are categorized as Level 1. The fair values of unlisted equity securities with no active market for which fair values are calculated based on significant unobservable inputs reflecting the assumptions of market participants are categorized as Level 3.

The fair value measurement process for Level 3 financial instruments is performed by adopting valuation models that can best reflect the characteristics and risks of individual financial instruments. In addition, the Company also monitors the trends of significant indicators that could have an effect on their fair values and financial conditions of the issuer. Valuation of these financial instruments is performed by primarily referring to most recent transaction prices for the same instrument. In certain cases, valuation is made through comparison with the listed equity prices of similar companies with appropriate adjustments using reasonably available inputs, which would be used by market participants. Unobservable inputs are used for measurement of fair value of unlisted securities. The significant unobservable input used for measurement of Level 3 financial instruments measured at fair value is actual transaction prices or P/B ratio (price-to-book ratio). A substantial increase (or decrease) in the P/B ratio causes the fair value to substantially rise (or fall).

For the years ended March 31, 2018 and 2019, changes in the fair value of Level 3 financial instruments measured at fair value on a recurring basis were as follows:

	Equity instruments measured at fair value through other comprehensive income classified as Level 3
	(Millions of yen)

	For the year ended March 31,
	2018	2019
Balance at the beginning of the year	10,966	11,016
Total income (losses) recognized in other comprehensive income	(114)	7,113
Sales	—	(19)
Purchases	164	2

Balance at the end of the year	11,016	18,112

(8) Derivative transactions and hedging activities

The Group uses derivative financial instruments, including foreign exchange forward contracts, to hedge future cash flow fluctuation risk due to foreign exchange.

As of March 31, 2018 and 2019, the Group did not apply hedge accounting for all the derivatives.

Derivative financial instruments are included in “Other financial assets” or “Other financial liabilities” in the consolidated statements of financial position.

Fair value and notional amount of derivatives to which hedge accounting is not applied were as follows:

As of March 31, 2018

	(Millions of yen)

		Fair value
	Notional amount	Asset	Liability
Foreign exchange forward contracts	39,429	680	2

As of March 31, 2019

	(Millions of yen)

		Fair value
	Notional amount	Asset	Liability
Foreign exchange forward contracts	21,316	34	158